UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001905985

STAR 2022-SFR3 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Matthew Guttin, 203-422-7775

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Radian Real Estate Management LLC Certification of Services Performed
99.2	OS National LLC HOA Discrepancy Review
99.3	SingleSource Diligence Solutions, LLC Certification of Services Performed
99.4	PricewaterhouseCoopers LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 21, 2022

STAR SFR DEPOSITOR II, L.P. (Depositor) By: STAR SFR Depositor II GP, L.L.C. Its: General Partner

By: /s/ Nate Bagnaschi
Name: Nate Bagnaschi Title: Managing Director (senior officer in charge of securitization of the depositor)